Document and Entity Information	6 Months Ended
	Jun. 30, 2012	Aug. 02, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	MYOS Corp
Entity Central Index Key	0001402479
Amendment Flag	false
Document Type	S-1
Document Period End Date	Jun. 30, 2012
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		108,671,307